CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive loss CNY (¥)	Accumulated other comprehensive loss USD ($)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	CNY (¥)	USD ($)
Beginning balance at Dec. 31, 2022	¥ 99,744		¥ 1,915,825,641		¥ (16,536,686)		¥ (589,290,822)		¥ 1,310,097,877
Beginning balance (in shares) at Dec. 31, 2022 | shares	154,261,562	154,261,562
Increase (decrease) in shareholders' deficit
Net loss							(271,835,982)		(271,835,982)
Foreign currency translation adjustment, net of nil income taxes					7,386,368				7,386,368
Unrealized holding gains on available-for-sale security, net of income taxes					17,454				17,454
Reclassification adjustment for gains on available-for-sale securities realized in net loss, net income taxes					(362,810)				(362,810)
Share-based compensation (Note 13)			47,659,304						47,659,304
Exercise of share-based awards	¥ 603		653,420						654,023
Exercise of share-based awards (in shares) | shares	855,468	855,468
Ending balance at Dec. 31, 2023	¥ 100,347		1,964,138,365		(9,495,674)		(861,126,804)		1,093,616,234
Ending balance (in shares) at Dec. 31, 2023 | shares	155,117,030	155,117,030
Increase (decrease) in shareholders' deficit
Net loss							(193,200,639)		(193,200,639)
Foreign currency translation adjustment, net of nil income taxes					6,366,312				6,366,312
Share-based compensation (Note 13)			24,232,978						24,232,978
Exercise of share-based awards	¥ 518		266,817						267,335
Exercise of share-based awards (in shares) | shares	728,356	728,356
Ending balance at Dec. 31, 2024	¥ 100,865		1,988,638,160		(3,129,362)		(1,054,327,443)		931,282,220
Ending balance (in shares) at Dec. 31, 2024 | shares	155,845,386	155,845,386
Increase (decrease) in shareholders' deficit
Net loss	¥ 0		0		0		(39,385,588)		(39,385,588)	$ (5,632,064)
Foreign currency translation adjustment, net of nil income taxes	0		0		(14,861,312)		0		(14,861,312)	(2,125,139)
Share-based compensation (Note 13)			27,731,397						27,731,397
Exercise of share-based awards	¥ 435		164,152						164,587
Exercise of share-based awards (in shares) | shares	608,028	608,028
Ending balance at Dec. 31, 2025	¥ 101,300	$ 14,486	¥ 2,016,533,709	$ 288,360,485	¥ (17,990,674)	$ (2,572,632)	¥ (1,093,713,031)	$ (156,398,883)	¥ 904,931,304	$ 129,403,456
Ending balance (in shares) at Dec. 31, 2025 | shares	156,453,414	156,453,414